Accounts receivable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts receivable
7.	Accounts receivable

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Receivables from collaboration agreements	682	1,250

Accounts receivable	682	1,250

As of December 31, 2021, and 2020, no receivables were considered impaired.